Investments Accounted for by the Equity Method and Variable Interest Entities Investments Accounted for by the Equity Method and Variable Interest Entities - VIEs that are consolidated (Details)					3 Months Ended				6 Months Ended				12 Months Ended
		Feb. 19, 2016 USD ($)	Nov. 03, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2016 USD ($) MW		Mar. 31, 2015 USD ($)	[6]	Jun. 30, 2016 USD ($) MW		Jun. 30, 2015 USD ($)	[7]	Dec. 31, 2015 USD ($) MW		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	[8]	Nov. 02, 2015 USD ($) MW	May 07, 2015
Schedule of Equity Method Investments [Line Items]
Other Assets					$ 2,365,000,000	[1]			$ 2,336,000,000				$ 2,395,000,000	[1],[2]	$ 1,957,000,000	[2]
Power Generation Capacity, Megawatts | MW					4,687	[3]			4,686	[4]			4,687	[5]
Business Acquisition, Consideration Transferred, Working Capital															1,000,000
Proceeds from Noncontrolling Interests					$ 10,000,000	[6]	$ 0		$ 8,000,000		$ 123,000,000		$ 122,000,000		190,000,000	[8]	$ 0
Property, Plant and Equipment, Net					5,834,000,000	[1]			5,761,000,000				5,878,000,000	[1],[2]	6,009,000,000	[2]
Assets					8,549,000,000	[1]			8,508,000,000				8,689,000,000	[1],[2]	8,794,000,000
Liabilities					$ 5,894,000,000	[1]			$ 5,853,000,000				$ 5,951,000,000	[1],[9]	6,062,000,000	[9]
Net Assets															2,732,000,000
November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																			75.00%
Number of Facilities																			12
Payments to Acquire Businesses, Gross		$ 207,000,000	$ 209,000,000
Business Acquisition, Consideration Transferred, Working Capital		2,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			669,000,000												709,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			225,000,000												219,000,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			$ 282,000,000
Wind Farms [Member]
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts | MW					1,999	[3]			1,999	[4]			1,999
Wind Farms [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts | MW	[3],[4]																		814
Wind Farms [Member] | Spring Canyon [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																				90.10%
Wind Farms [Member] | Spring Canyon II [Member]
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts | MW					32				32				32
Wind Farms [Member] | Spring Canyon III [Member]
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts | MW					28				28				28
Financial Institutions [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Noncontrolling Interests					$ 10,000,000				$ 8,000,000
Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Taxable Income Allocation, Pre-Flip			99.00%																99.00%
Taxable Income Allocation, Post-Flip			8.53%																8.53%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			$ 159,000,000										$ 159,000,000		199,000,000
Pre-Flip Point [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions			75.00%																75.00%
Post-Flip Point [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions			68.60%																68.60%
Pre-determined Date Through Flip Point If Flip Has Not Occured [Member] | Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions			100.00%																100.00%
November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Other Assets					205,000,000				190,000,000				204,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment													663,000,000
Property, Plant and Equipment, Net					651,000,000				638,000,000
Intangible Assets, Net (Excluding Goodwill)					2,000,000				2,000,000				2,000,000
Assets					858,000,000				830,000,000				869,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			$ 220,000,000
Liabilities					226,000,000				215,000,000				220,000,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			$ 268,000,000
Noncontrolling Interest in Variable Interest Entity					260,000,000				235,000,000
Net Assets					372,000,000				380,000,000				381,000,000
Alta X and XI TE Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Other Assets					21,000,000				27,000,000				18,000,000
Proceeds from Noncontrolling Interests													119,000,000
Property, Plant and Equipment, Net					478,000,000				472,000,000				484,000,000
Intangible Assets, Net (Excluding Goodwill)					284,000,000				281,000,000				287,000,000
Assets					783,000,000				780,000,000				789,000,000
Liabilities					8,000,000				8,000,000				10,000,000
Noncontrolling Interest in Variable Interest Entity					123,000,000				121,000,000				121,000,000
Net Assets					652,000,000				651,000,000				$ 658,000,000
Alta X and XI TE Holdco [Member] | Financial Institutions [Member]
Schedule of Equity Method Investments [Line Items]
Taxable Income Allocation, Pre-Flip													99.00%
Taxable Income Allocation, Post-Flip													5.00%
Proceeds from Noncontrolling Interests				$ 119,000,000									$ 122,000,000		$ 190,000,000
Alta X and XI TE Holdco [Member] | Post-Flip Point [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions													97.12%
Alta X and XI TE Holdco [Member] | Pre-determined Date Through Flip Point If Flip Has Not Occured [Member] | Financial Institutions [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions													100.00%
Alta X and XI TE Holdco [Member] | First Year [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions													100.00%
Alta X and XI TE Holdco [Member] | Second Year through Flip Point [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions													94.34%
Spring Canyon [Member]
Schedule of Equity Method Investments [Line Items]
Other Assets					4,000,000				4,000,000				$ 3,000,000
Property, Plant and Equipment, Net					104,000,000				102,000,000				104,000,000
Intangible Assets, Net (Excluding Goodwill)					0				0				0
Assets					108,000,000				106,000,000				107,000,000
Liabilities					7,000,000				6,000,000				5,000,000
Noncontrolling Interest in Variable Interest Entity					71,000,000				70,000,000				70,000,000
Net Assets					$ 30,000,000				$ 30,000,000				$ 32,000,000
Spring Canyon [Member] | Pre-Flip Point [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions													65.19%
Spring Canyon [Member] | Pre-Flip Point [Member] | Financial Institutions [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions													34.81%
Spring Canyon [Member] | Post-Flip Point [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions													95.00%
Spring Canyon [Member] | Post-Flip Point [Member] | Financial Institutions [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Cash Available for Distributions													5.00%
Subsequent Event [Member] | November 2015 Drop Down Assets [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Businesses, Gross		207,000,000
Business Acquisition, Consideration Transferred, Working Capital		$ 2,000,000

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of March 31, 2016.
[4]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of June 30, 2016.
[5]	Total net capacity excludes capacity for RPV Holdco and DGPV Holdco, which are consolidated by NRG, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities.
[6]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[9]	Retrospectively adjusted as discussed in Note 1, Nature of Business.